8. STOCK OPTION PLANS (Tables)	12 Months Ended
Dec. 31, 2014
Options
Assumptions used
	Years Ended December 31,
	2014	2013

Expected volatility	54.84%	134.99%
Expected dividend yield	–	–
Risk-free interest rate	2.36%	2.70%
Expected term (in years)	8.93	5.45

Schedule of options outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value

Outstanding, January 1, 2014	7,045,000	$.49	4.52	314,750
Granted	10,035,000	$.41	7.68	–
Exercised	–	–	–	–
Cancelled / Expired	(100,000)	–	–	–

Outstanding, December 31, 2014	16,980,000	$.51	5.74	168,150

Options exercisable, December 31, 2014	12,302,435	$.53	8.36	168,150

Warrants
Assumptions used
	Years Ended
	2014	2013

Expected volatility	156.68%	70.66%
Expected dividend yield	–	–
Risk-free interest rate	1.69%	.88%
Expected term (in years)	5	4.44

Schedule of warrants outstanding
			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Share	Price	Term	Value
Outstanding, January 1, 2014	19,640,375	$.56	2.88	209,500
Granted	5,566,339	$.70	3.48	–
Exercised	(685,000)	–	–	–
Cancelled/Expired	(1,447,800)	–	–	–
Outstanding, December 31, 2014	23,073,914	$.59	2.46	32,500

Warrants exercisable, December 31, 2014	23,073,914	$.59	2.46	32,500